GOODWILL AND INTANGIBLE ASSETS (Schedule of Impairment Loss Allocated to Goodwill) (Details) (USD $) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure of detailed information about intangible assets [line items]
Total impairment loss allocated to goodwill	$ 7,876
Mardx Diagnostic Inc [Member]
Disclosure of detailed information about intangible assets [line items]
Total impairment loss allocated to goodwill	3,572
Phoenix Bio-tech Corp [Member]
Disclosure of detailed information about intangible assets [line items]
Total impairment loss allocated to goodwill	1,801
Clark Laboratories Inc [Member]
Disclosure of detailed information about intangible assets [line items]
Total impairment loss allocated to goodwill	978
Immco Diagnostics [Member]
Disclosure of detailed information about intangible assets [line items]
Total impairment loss allocated to goodwill	1,094
Blood Bank Screening Business [Member]
Disclosure of detailed information about intangible assets [line items]
Total impairment loss allocated to goodwill	$ 431